UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March
31, 2002

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding
entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	April 24, 2002

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total:	$230,301

List of other Included Managers: 		None



GMT Capital
13F Information Table
March 31, 2002

                                                       				Investment		Other		Voting Authority:
Name of Issuer			Class       Cusip 	Value		Quantity    Discretion 		Managers   	Sole/Shared/None

Albemarle   			Common      012653101  	  5576490      202340      Sole      	None        	Sole
Amazon.com Inc    		Common      023135106      147290       10300      Sole      	None        	Sole
American Greetings		Common      26375105	  4109523      226420      Sole      	None        	Sole
Arrow Electronics Inc   	Common	42735100      6463867      231100      Sole      	None        	Sole
Avanex Corp             	Common      5348W109        51128       12750      Sole      	None        	Sole
Bio-Technology General  	Common      90578105      2235818      455360      Sole      	None        	Sole
Bruker Daltonics        	Common      116795105      103560       10810      Sole      	None        	Sole
Burlington Northern 		Common      12189T104     4052570      134280      Sole      	None        	Sole
CONSOL Energy           	Common      20854P109     2559375       97500      Sole      	None        	Sole
Canadian Natural Resources    Common	136385101    23161820      708096      Sole      	None        	Sole
Capstone Turbine Corp.        Common      14067D102      482415      147980      Sole      	None        	Sole
Cardiogenesis                 Common      14159W109     1344119     1092780      Sole      	None        	Sole
Caremark Rx, Inc.             Common      141705103    10413975      534050      Sole      	None        	Sole
Celanese AG (GR)              Common      D1497A101    14034064      675364      Sole      	None        	Sole
Cellergy Pharmaceuticals      Common      15115L103     2751714      398222      Sole      	None        	Sole
Ciber inc                     Common      17163B102     1290150      141000      Sole      	None        	Sole
Compucom Systems Inc          Common      204780100     3668350     1135712      Sole      	None        	Sole
Del Monte Foods               Common      24522P103     2890880      297110      Sole      	None        	Sole
Dole Food Company             Common      256605106    11913300      384300      Sole      	None        	Sole
Eastman Chemical Company      Common      277432100     8680083      177907      Sole      	None        	Sole
Emisphere Technologies        Common      291345106     2083572      122491      Sole      	None        	Sole
Enterasys Networks, Inc.      Common      293637104     2638353      623724      Sole      	None        	Sole
Genesis Microchip Inc.        Common      371933102      658450       25325      Sole      	None        	Sole
Global Industries             Common      379336100      375533       40250      Sole      	None        	Sole
Grant Prideco Inc             Common      38821G101     2720268      198850      Sole      	None        	Sole
Gulf Indonesia Resources, Ltd.Common      402284103      774040       74000      Sole      	None        	Sole
Hanover Compressor 		Common      410768105      917490       51000      Sole      	None        	Sole
Imagistics International      Common      45247T104     1313340       82600      Sole      	None        	Sole
Innoveda, Inc.                Common      45769F102      599744      301379      Sole      	None        	Sole
Internap Network Services     Common      45885A102       38500       50000      Sole      	None        	Sole
Interstate Bakeries Corp      Common      46072H108     7008069      289470      Sole      	None        	Sole
Ivax Corp                     Common      465823102     5850225      364500      Sole      	None        	Sole
MacDermid Inc.                Common      554273102      461358       21300      Sole      	None        	Sole
Matria 				Common      576817209      922834       38055      Sole      	None        	Sole
North American Scientific     Common      65715D100     2118149      163690      Sole      	None        	Sole
Northrop Grumman              Common      666807102     3086265       27300      Sole      	None        	Sole
Ocular 				Common      675744106     9564845      341565      Sole      	None        	Sole
Opal Morgan Stanley Japan     Common      4286286       3458280        8332      Sole      	None        	Sole
Opal2 Morgan Stanley Thailand Common      683475107     5670766       94940      Sole      	None        	Sole
Oplink Communications         Common      68375Q106       90753       58550      Sole      	None        	Sole
PPL Corp.                     Common      69351T106     3049970       77000      Sole      	None        	Sole
Payless Shoesource            Common      704379106     8421237      137940      Sole      	None        	Sole
QLT Inc                       Common      746927102      240405       14100      Sole      	None        	Sole
Qwest Communications          Common      749121109    16942193     2061094      Sole      	None        	Sole
Rehabilicare                  Common      758944102     3133436      596845      Sole      	None        	Sole
Republic Services, Inc.       Common      760759100    12606572      674870      Sole      	None        	Sole
Seachange International       Common      811699107      191394       12600      Sole      	None        	Sole
Skechers                      Common      830566105     3310006      175040      Sole      	None        	Sole
Speedway Motorsports Inc      Common      847788106     3581426      125620      Sole      	None        	Sole
SuperGen, Inc.                Common      868059106     1632419      289950      Sole      	None        	Sole
Talisman Energy               Common      87425E103     1611581       38610      Sole      	None        	Sole
Tellabs Inc                   Common      879664100      842835       80500      Sole      	None        	Sole
Tennant                       Common      880345103      963322       22980      Sole      	None        	Sole
Thailand Fund                 Common      882904105      206316       41680      Sole      	None        	Sole
Tupperware Corp               Common      899896104     4919119      216225      Sole      	None        	Sole
Tyson Foods, Inc.             Common      902494103     3484553      279211      Sole      	None        	Sole
Vision Sciences Inc. Delaware Common      927912105       76950       57000      Sole      	None        	Sole
Vital Signs                   Common      928469105     3845109      104260      Sole      	None        	Sole
W P Carey & Co. LLC		Common      14174P105     4122079      177370      Sole      	None        	Sole
Worldcom                      Common      98157D106      838456      124400      Sole      	None        	Sole

                              				230300699